Expense Example - Cohen & Steers Alternative Income Fund, Inc.	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,265
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	2,586
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,572
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	2,063
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,511
Class F
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	$ 1,511